Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of components of lease cost

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Operating lease cost	2,612,145	2,631,991	3,055,021
Short‑term lease cost	41,765	30,065	41,582
Total	2,653,910	2,662,056	3,096,603

Schedule of supplemental cash flows information related to leases

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	2,511,699	2,705,440	2,928,198
Right‑of‑use assets obtained in exchange for lease liabilities:
Right‑of‑use assets obtained in exchange for new operating lease liabilities	2,699,783	4,443,056	5,631,276

Schedule of supplemental balance sheet information related to leases

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Operating leases
Administrative office leases	764,303	1,295,715
Store leases	4,371,957	4,597,948
Entrusted house leases	460,857	900,252
Land use rights	27,898	27,185
Total operating lease assets	5,625,015	6,821,100
Operating lease liabilities, current	2,222,745	2,625,979
Operating lease liabilities, non‑current	2,914,240	3,833,914
Total operating lease liabilities	5,136,985	6,459,893

Schedule of weighted-average remaining lease term and discount rate

	For the Year Ended December 31,
	2018	2019	2020
Weighted‑average remaining lease term (in years)
Operating leases	2.19	2.91	3.15
Land use right	—	43.34	42.34
Weighted‑average discount rate
Operating leases	5.1%	5.3%	5.1%
Land use right	5.1%	5.3%	5.1%

Schedule of maturities of lease liabilities

As of
December 31,
2020
(in thousands)
2021	2,818,683
2022	2,001,678
2023	1,144,279
2024	604,528
2025	266,159
Thereafter	142,154
Total undiscounted lease payments	6,977,481
Less: imputed interest	(517,588)
Total lease liabilities	6,459,893